Accounts receivable, net	12 Months Ended
Dec. 31, 2022
Accounts receivable, net
Accounts receivable, net

6. Accounts receivable, net

Accounts receivable, net consists of the following:

	As of
	December 31,
	2021	2022
	RMB	RMB
Accounts receivable	206,771	222,531
Less: allowance for credit losses	(31,606)	(32,866)
Accounts receivable, net	175,165	189,665

Accounts receivable are non-interest bearing and are generally on terms between 1 to 30 days. In some cases, these terms are extended for certain qualifying long-term customers who have met specific credit requirements.

The movements in the allowance for credit losses are as follows:

	For the Year
	Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the year	(23,785)	(33,465)	(31,606)
Impact of adoption of ASC 326	(1,095)	—	—
Additions	(14,235)	(5,741)	(4,019)
Reversals	—	6,779	1,776
Write offs	5,650	821	983
Balance at end of the year	(33,465)	(31,606)	(32,866)

Allowance for credit losses consists of specific provision carried forward from 2019 of RMB23.3 million and RMB23.1 million as of December 31, 2021 and 2022, respectively.